<LOGO>

                   TAX-FREE FUND FOR UTAH
                   SEMI-ANNUAL REPORT

               "FINANCIALLY REWARDING RESULTS
                         WHILE
                 INVESTING WITH PRIDE"

                                                      February 12, 1996

Dear Investor:

     As I believe we are all aware, the stock market turned in a spectacular performance in the year 1995. In fact, price appreciation for many individual stocks and market indexes was of "once in a lifetime" magnitude.

      The period from July 1 through December 31, 1995 - the first half of the current fiscal year of Tax-Free Fund For Utah - was also a good one for the Fund's investors.

      However, as we know, municipal bonds and common stocks are two distinctly different kinds of investments. They serve different purposes in achieving one's investment objectives. Stocks are for capital appreciation, while bonds are for capital preservation.

      Over this report period, shareholders in the Fund continued to receive strong capital preservation through a high level of credit safety with the Fund's high quality investments, an attractive level of DOUBLE TAX-FREE income, and also experienced an upward movement in the share price
- all achieved through the Fund's investments in Utah municipal securities.

      Indeed, you and all other shareholders in the Fund can take considerable pride in knowing that there is a direct relationship between the benefits you receive from your investment in the Fund and the Fund's helping to finance vital public purpose municipal projects throughout Utah and its various communities - projects such as schools, roads, hospitals, airports, etc.

       It is important to appreciate that Utah municipal securities in the Fund's investment portfolio assist both the economic development of Utah and the quality of life of Utahns.

MID-YEAR STATUS

       Tax-Free Fund For Utah has three basic investment goals for you as an investor in the Fund - all derived through securities issued by Utah municipalities. Such Utah municipal securities are truly investments which finance useful and vital facilities which you can reach out and touch.

       These goals are:
       *      a high level of preservation of your capital;
       * a high level of stability of the price of the Fund's shares, over a reasonable and realistic time frame; and
       *      a relatively high level of DOUBLE TAX-FREE income.

        CAPITAL PRESERVATION

       Preserving the value of your capital in the Fund is achieved primarily through three factors: QUALITY, MATURITY, and DIVERSIFICATION of investments.

       The overall QUALITY of the Fund's investment portfolio remained very high at the mid-point - December 31, 1995 - of this fiscal year. Specifically, 96.2% of the composition of the Fund's investments were in the top three credit ratings - AAA, AA, A or equivalent.

       Although there are nine separate credit ratings assignable to municipal securities, the Fund deliberately limits its investments to only the top four credit ratings - AAA, AA, A, and Baa, or equivalent - in order to protect investors' capital.

       Credit ratings are assigned based upon many factors. A very key element, however, is the amount of cash flow of an issuer to make interest and principal payments in a timely manner when due. The greater the cash flow coverage of payments, the higher the credit rating. Thus, the Fund is providing you with high credit safety for your investment through the top-quality make-up of its portfolio.

       The MATURITY of securities in the Fund ranges from very short to over 20 years. Short maturities experience very little price movement, but have a low level of yield. Long maturities have a higher return level, but have much greater price volatility.

       In managing the Fund's investment portfolio, the Fund's
Utah-based Investment Adviser, First Security Investment Management, Inc., creates a blend and balance to the maturities of the various municipal securities in the investment portfolio.

       In structuring the maturity composition of the portfolio, the idea is to protect capital through an overall maturity level which moderates share price fluctuations, yet which produces a highly competitive yield for shareholders.

       In doing so, the Investment Adviser has created an intermediate-term maturity for the Fund's investment portfolio. The portfolio's average maturity was 14.6 YEARS at December 31, 1995.

       DIVERSIFYING the securities in the Fund's portfolio mitigates risk and thereby also helps to preserve investors' capital.

       Indeed, spreading the Fund's investments out so that no one investment represents too high a percentage of the Fund's overall assets is a tried and true way of protecting capital value. On the report date, the Fund's assets were diversified over 63 SEPARATE ISSUES, representing a variety of different type municipal projects, which are geographically dispersed within the State. At December 31, 1995, no one security in the portfolio represented more than 3.7% of the Fund's total net assets.

       SHARE PRICE STABILITY

       The very same factors which lend themselves to capital preservation are what help create share price stability.

       However, the maturity level of securities in the portfolio is perhaps the most dominant element in achieving price stability.

       As mentioned, a long average maturity will create a high income return level. However, such return level is accompanied by relatively high price volatility in view of the uncertainties regarding the number and type of risks that might arise over the time from date of issue until repayment of the principal of the security. That is why the Fund has settled upon an intermediate-term maturity.

       The accompanying chart illustrates the pattern of relatively high stability of share price achieved by the Fund since it commenced operations on Pioneer Day, July 24, 1992.

NET ASSET VALUE
                In Dollars
  7/31/92           $9.60
  9/30/92           $9.47
  12/31/92          $9.57
  3/31/93           $9.81
  6/31/93           $10.00
  9/30/93           $10.17
  12/30/93          $10.14
  3/31/94           $9.36
  6/31/94           $9.32
  9/30/94           $9.26
  12/30/94          $8.95
  3/31/95           $9.53
  6/30/95           $9.59
  9/30/95           $9.79
  12/31/95          $10.05

 YIELD

     The level of DOUBLE TAX-FREE income return generated by the Fund will vary with market conditions and interest rate levels. This latter factor is primarily driven by actions of the Federal Reserve Board in Washington. While we have no control over what happens in Washington, we can and do structure the Fund's investment portfolio to generate as high a yield as is realistic, considering our efforts to preserve your capital.

     It is always important to remember that it is necessary to measure the level of DOUBLE TAX-FREE return generated by the Fund against taxable return levels.

     The following chart shows you the level of DOUBLE TAX-FREE return produced by the Fund during the period from July 1 through December 31, 1995, on an annualized basis, as measured against the maximum public offering price.

     It also illustrates the level of return you would have had to earn over this period from a taxable investment in order to equate to the DOUBLE TAX-FREE return of the Fund, based upon the various Federal income tax brackets.

     Noteworthy is the fact that such taxable return levels could not be earned over this report period unless one made an investment having higher risk and less safety for one's capital than that provided by Tax-Free Fund For Utah.

TAX-FREE FUND UTAH'S DOUBLE TAX-FREE DISTRIBUTION RATE
AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN INVESTOR
WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS
TAX BRACKET                              28%      31%       36%      39.6%
RATE OF RETURN
    TAXABLE EQUIVALENT RATE              7.92%     8.38%    9.06%    9.63%
    DOUBLE TAX-FREE DISTRIBUTION RATE    5.29%     5.29%    5.29%    5.29%

GROWTH OF ASSETS

       We are pleased to note that the total size of Tax-Free Fund For
Utah increased to $28,878,411 at December 31, 1995. This compares with total assets of $27,536,012 on June 30, 1995, at the end of the previous fiscal year.

YOUR CONFIDENCE APPRECIATED

        We thank you for the confidence you have placed in the Tax-Free Fund For Utah. You can take considerable pride in knowing that your investment in the Fund is benefitting BOTH YOU AND YOUR UTAH.

        Every effort will be expended to merit your continued trust in Tax-Free Fund For Utah.

                         Sincerely,
                         /s/ Lacy B. Herrmann
                         Lacy B. Herrmann
                         President and Chairman
                           of the Board of Trustees

                      TAX-FREE FUND FOR UTAH
                      STATEMENT OF INVESTMENTS
                      DECEMBER 31, 1995 (unaudited)


                                                        RATING
FACE                                                    MOODYS/
AMOUNT    GENERAL OBLIGATION BONDS (30.7%)              S&P         VALUE



             City and County General Obligation
               Bonds (4.8%)
$ 125,000    Blanding City, UT, San Juan County,
               Natural Gas Project G.O., Series 1994,
               5.800%, 07/15/13                          Baa/NR     $ 126,875
290,000      Central Utah Water Conservancy District,
               Limited Tax G.O., Series 1993,
               MBIA Insured 5.100%, 04/01/07             Aaa/AAA      293,263
235,000      Salt Lake County, UT Service Area G.O.,
               5.350%, 12/15/06                          A/NR         239,112
100,000      Salt Lake County, UT G.O., 6.375%,
               06/15/11                                  Aaa/NR       106,625
290,000      Sandy City, UT Refunding Public
               Building G.O., 6.700%, 12/15/10           A1/NR        323,713

300,000      Weber County, UT Unlimited Tax G.O.,
               FGIC Insured, 5.625%, 1/15/11             Aaa/AAA      309,000

                                                                    1,398,588

             School District General Obligation
               Bonds (25.3%)
535,000      Beaver County, UT School District G.O.,
               Series 1994, AMBAC Insured,
               5.200%, 12/15/12                          Aaa/AAA      526,975
510,000      Cache County, UT School District G.O.,
               Series A, AMBAC Insured,
               5.750%, 06/15/08                          Aaa/AAA      534,863
700,000      Cache County, UT School District G.O.,
               Series A, AMBAC Insured,
               6.090%, 06/15/09                          Aaa/AAA      731,500
1,000,000    Cache County, UT School District G.O.,
               Series A, AMBAC Insured,
               5.900%, 06/15/13                          Aaa/AAA    1,043,750
595,000      Carbon County, UT School District G.O.,
               Series 1993, MBIA Insured,
               5.450%, 06/15/10                          Aaa/AAA      605,412
1,000,000    Davis County, UT School District G.O.,
               MBIA Insured, 5.850%, 06/01/09            Aaa/AAA    1,058,750
500,000      Jordan, UT School District G.O.,
               5.900%, 06/15/04                          Aa/NR        543,750
665,000      Jordan, UT School District G.O.,
               6.000%, 06/15/05                          Aa/NR        722,356
235,000      Jordan, UT School District G.O.,
               6.100%, 06/15/07                          Aa/NR        254,681
1,000,000    Nebo County, UT School District G.O,
               FGIC Insured, 5.750%, 06/15/11            Aaa/AAA    1,038,750
250,000      Washington County, UT School District
               G.O, FGIC Insured, 5.000%, 09/01/06       Aaa/AAA      253,125

                                                                    7,313,912

                          TAX-FREE FUND FOR UTAH
                          STATEMENT OF INVESTMENTS

                                                      RATING
FACE                                                  MOODYS/
AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)      S&P         VALUE


           Recreational Facilities General
             Obligation Bonds (.6%)
$ 150,000  West Bountiful City, Utah Golf Course
             G.O, 6.350%, 09/01/13                    Baa/NR        $ 156,375

                                                                      156,375
             Total General Obligation Bonds                         8,868,875

             REVENUE BONDS (64.6%)
             Education Revenue Bonds (6.3%)
190,000      Utah State Board of Regents, Salt
               Lake Community College, AMBAC
               Insured, 6.000%, 06/01/05               Aaa/AAA        203,537
300,000      Utah State Board of Regents, Student
               Loan, Series C, 5.450%, 05/01/05        Aaa/NR         311,250
150,000      Utah State Board of Regents, Utah
               State University Revenue Refunding
               Student Building Fees, Series 1993A,
               AMBAC Insured, 5.800%, 12/01/05         Aaa/AAA        159,000
500,000      Utah State Board of Regents, Utah
               State University Revenue Refunding
               Student Building Fees, Series 1994B,
               MBIA Insured, 5.750%, 12/01/07          Aaa/AAA        525,000
300,000      Utah State University Agricultural
               Education Facilities, MBIA
               Insured, 6.150%, 12/01/14               Aaa/AAA        317,625
300,000      Weber County, Utah School District,
               MBIA Insured, 6.000%, 06/15/07          Aaa/AAA        316,875

                                                                    1,833,287
             Hospital Revenue Bonds (2.2%)
250,000      Murray City, UT Hospital Revenue,
               Intermountain Health Care, AMBAC
               Insured, 5.200%, 05/15/08                Aaa/AAA       251,250
250,000      Salt Lake City, UT Hospital Revenue,
               Intermountain Health Care,
               8.000%, 05/15/07                         NR+/NR+       276,875
100,000     Utah State Municipal Finance Corp.,
               University of Utah Hospital,
               6.750%, 05/15/04                         NR/AA-        111,125

                                                                      639,250

             Industrial Development Revenue
               Bonds (1.8%)
120,000      Salt Lake County, UT Industrial
               Development, 5.900%, 09/01/03            A1/NR         123,450
120,000      Salt Lake County, UT Industrial
               Development, Plaza 5400, 6.200%,
               09/01/12                                 NR/AA+        128,100
250,000      Sandy City, UT Industrial Development,
               H Shirl Wright Project, 6.125%,
               08/01/16                                 NR/AAA        256,250


                                                                      507,800

                           TAX-FREE FUND FOR UTAH
                          STATEMENT OF INVESTMENTS

                                                   RATING
FACE                                               MOODYS/
AMOUNT          REVENUE BONDS (CONTINUED)          S&P             VALUE

           Lease Revenue Bonds (19.7%)
$ 600,000  Layton City, UT Municipal Building
             Authority, MBIA Insured, 5.700%,
             08/15/08                             Aaa/AAA         $ 621,750
200,000    Ogden City, UT Municipal Building
             Authority, Series 1992, 6.800%,
             12/15/08                             NR/NR*            212,750
200,000    Ogden City, UT Municipal Building
             Authority, Series 1992, 7.000%,
             12/15/12                             NR/NR*            211,250
600,000    Salt Lake City, UT Municipal
             Building  Authority, Series
             1993A, 5.750%, 10/15/08              A1/A+             626,250
1,000,000  Salt Lake City, UT Municipal
             Building  Authority, 6.000%,
            10/15/14                              A1/A+            1,040,000
1,000,000  Salt Lake County, UT Municipal
             Building  Authority, Series 1994A,
             MBIA Insured, 6.050%, 10/01/08       Aaa/AAA          1,072,500
475,000    Utah Municipal Building  Authority,
             Logan Municipal Building, Series
             1993, 5.900%, 04/01/11               A/NR              488,063
685,000    Utah State Building Ownership
             Authority, Series A, 5.750%,
             08/15/07                             Aa/AA             713,256
350,000    Utah State Building Ownership
             Authority, 5.750%, 08/15/08          Aa/AA             362,250
315,000    West Valley City, UT Municipal
             Building  Authority, Series 1993,
             MBIA Insured, 6.000%, 01/15/10       Aaa/AAA           329,962

                                                                  5,678,031

           Mortgage Revenue Bonds (7.3%)
280,000    Utah State Housing Finance Agency,
             Single Family Housing Mortgage
             Revenue, Series E-1, 5.850%,
             07/01/13                              Aa/NR            286,650
240,000    Utah State Housing Finance Agency,
             Single Family Housing Mortgage
             Revenue, Series 1994B, 6.200%,
             07/01/06                               A1/NR          254,400
980,000    Utah State Housing Finance Agency,
             Single Family Housing Mortgage
             Revenue, Series E-1, 6.600%,
             07/01/11                               NR/AA         1,037,575
490,000    Utah State Housing Finance Agency,
             Single Family Housing Mortgage
             Revenue, Series 1994C, 6.350%,
             07/01/11                               Aa/NR          517,563

                                                                  2,096,188
           Pollution Control Revenue Bonds (1.3%)
350,000    Box Elder County Pollution Control
             Revenue, Nucor Corporation
             Project, 6.900%, 05/15/17               NR/AA-         383,688

                                                                    383,688

                          TAX-FREE FUND FOR UTAH
                         STATEMENT OF INVESTMENTS

                                                    RATINGS
FACE                                                MOODYS/
AMOUNT     REVENUE BONDS (CONTINUED)                S&P             VALUE


           Transportation Revenue Bonds (4.0%)
$ 875,000  Salt Lake City, UT Airport Revenue,
             FGIC Insured, Series B,
             5.875%, 12/01/12                        Aaa/AAA        $ 916,562
250,000    Salt Lake City, UT Airport Revenue,
             FGIC Insured, Series B,
             5.875%, 12/01/18                        Aaa/AAA          258,750

                                                                    1,175,312
           Water and Sewer Revenue Bonds (6.1%)
270,000    St. George, UT Sewer Revenue, AMBAC
             Insured, 5.500%, 06/15/07               Aaa/AAA          278,438
100,000    St. George, UT Water Revenue, Series
             A, FGIC Insured, 7.050%, 06/01/06       Aaa/AAA          104,250
500,000    Salt Lake City, Utah Water And Sewer
             Revenue, AMBAC Insured, 5.750%,
             02/01/13                                Aaa/AAA          515,625
525,000    Salt Lake County, UT Water & Sewer
             Revenue, AMBAC Insured, 6.00%,
             02/01/10                                Aaa/AAA          555,187
300,000    Salt Lake County, Utah Water & Sewer
             Revenue, AMBAC Insured, 5.100%,
             10/01/08                                Aaa/AAA          299,250

                                                                    1,752,750

           Utility Revenue Bonds (15.9%)
170,000    Intermountain Power Authority, Utah
             Power Supply Revenue, Series I,
             6.000%, 07/01/21                        Aa/AA           170,289
465,000    Intermountain Power Authority, Utah
             Power Supply Revenue, Series B,
             6.000%, 07/01/12                        Aa/AA           483,600
350,000    Kanab City, UT, Kane County, Electric
             Systems Revenue, Series 1994,
             5.400%, 08/15/06                        NR/NR*          351,313
400,000    Provo City, UT Energy Systems
             Revenue, MBIA Insured, Series A,
             5.400%, 11/15/05                        Aaa/AAA         416,000
500,000    Provo City, UT Energy Systems Revenue,
             MBIA Insured, Series 1993A, 5.600%,
             11/15/07                                Aaa/AAA         521,250
790,000    Utah Association Municipal Power
             Systems Revenue, 5.250%, 12/01/09       NR/A-           782,100
395,000    Utah State Municipal Power Agency,
             Electric Systems Revenue, FGIC
             Insured, 5.500%, 07/01/10               Aaa/AAA         405,863
650,000    Utah State Municipal Power Agency,
             Electric Systems Revenue, FGIC
             Insured, 5.500%, 07/01/11               Aaa/AAA         665,437

                           TAX-FREE FUND FOR UTAH
                          STATEMENT OF INVESTMENTS

                                                  RATING
FACE                                              MOODYS/
AMOUNT       REVENUE BONDS (CONTINUED)            S&P            VALUE

           Utility Revenue Bonds (continued)
$ 800,000  Utah State Municipal Power Agency,
             Electric Systems Revenue, FGIC
             Insured, 5.250%, 07/01/18             Aaa/AAA        $ 782,000

                                                                  4,577,852

           Total Revenue Bonds                                   18,644,158

           Special Obligation Utility Bonds
             (2.1%)
300,000    Intermountain Power Authority,
             Power Supply Revenue, First
             Crossover Series, 6.000%, 07/01/15     Aa/AA-         300,642
300,000    Intermountain Power Authority, Power
             Supply Revenue, 7.200%, 07/01/19       Aa/AA          317,250
           Total Special Obligation Utility Bonds                  617,892

           Total Investments - 97.4%
             (Cost $27,052,778**)                                28,130,925

           Other assets in excess of
             liabilities - 2.6%                                     747,486

           Net Assets - 100%                                    $ 28,878,411


+ Security has been pre-refunded and is no longer rated.

* Any security not rated must be determined by the Investment
Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

** Cost for Federal income tax purposes is $27,000,727.
See accompanying notes to financial statements.

See accompanying notes to financial statements.

                        TAX-FREE FUND FOR UTAH
                  STATEMENT OF ASSETS AND LIABILITIES
                    DECEMBER 31, 1995 (unaudited)
ASSETS
  Investments at value (identified cost - $27,052,778)          $ 28,130,925
  Cash                                                               220,471
  Interest receivable                                                367,700
  Receivable for Fund shares sold                                    121,990
  Receivable for securities sold                                      45,000
  Due from Administrator for reimbursement of expenses                38,918
  Other assets                                                        12,105
      Total assets                                                28,937,109

LIABILITIES
  Dividends payable                                                   16,754
  Accrued expenses                                                    16,465
  Distribution fees payable                                           14,194
  Payable for Fund shares redeemed                                    11,285
      Total liabilities                                               58,698

NET ASSETS (equivalent to $10.05 per share
  on 2,874,316 shares outstanding)                              $ 28,878,411

Net Assets consist of:
Capital Stock - Authorized an unlimited number
  of shares, par value $.01 per share                               $ 28,743
Additional paid-in capital                                        28,309,235
Accumulated net loss on investments                                (537,714)
Net unrealized appreciation on investments                         1,078,147
                                                                $ 28,878,411

  Net Asset Value, redemption price per share                        $ 10.05

  Offering price per share (100/96 of $10.05
    adjusted to nearest cent)                                        $ 10.47

  See accompanying notes to financial statements.


                        TAX-FREE FUND FOR UTAH
                        STATEMENT OF OPERATIONS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 1995 (unaudited)

INVESTMENT INCOME:
    Interest income                                                 $ 805,819

Expenses:
Investment Adviser fees (note B)                       $ 32,531
Administrator fees (note B)                              38,189
Distribution fees (note B)                               28,467
Legal fees                                               15,000
Transfer and shareholder servicing agent fees            13,500
Shareholders reports and proxy statements                13,000
Trustees fees and expenses                               10,500
Audit and accounting fees                                 9,500
Custodian fees (note F)                                   3,964
Registration fees and dues                                3,000
Insurance                                                   300
Miscellaneous                                            15,438
                                                        183,389

Investment Adviser fees waived (note B)                (29,039)
Administrator fees waived (note B)                     (38,189)
Reimbursement of expenses by Administrator (note B)    (92,817)
Expenses paid indirectly (note F)                       (1,423)
  Net expenses                                                         21,921
  Net investment income                                               783,898

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from securities transactions         (34,352)
Change in unrealized appreciation on investments      1,351,093
Net realized and unrealized gain on investments                     1,316,741
Net increase in net assets resulting from operations              $ 2,100,639

 See accompanying notes to financial statements.

                     TAX-FREE FUND FOR UTAH
               STATEMENTS OF CHANGES IN NET ASSETS
                           (unaudited)
                                                     Six Months
                                                     Ended          Year Ended
                                                     December 31,   June 30,
                                                     1995           1994

OPERATIONS:
 Net investment income                                $ 783,898    $ 1,551,322
 Net realized loss from
   securities transactions                             (34,352)      (486,119)
 Change in unrealized
   appreciation on
   investments                                        1,351,093      1,183,700
 Net increase in net
   assets resulting from
   operations                                         2,100,639      2,248,903

DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   ($0.28 and $0.55 per
   share, respectively)                               (783,898)    (1,551,322)
 Net realized gain on investments                         _             _
 Total distributions                                  (783,898)    (1,551,322)
 Net increase from
   investment activities                              1,316,741       697,581

FUND SHARE TRANSACTIONS:
                                    SHARES
                           Six Months
                           Ended         Year Ended
                           December 31,  June 30,
                           1995          1994
Shares sold                186,618       697,330      1,821,452      6,518,998
Shares issued through
  reinvestment of
  dividends                 44,161        76,988        433,424        717,544
Shares redeemed          (227,042)     (707,049)    (2,229,218)    (6,514,404)
Increase in shares
  and net assets
  derived from Fund
  share transactions         3,737       67,269         25,658         722,138

  Total increase in
    net assets                                       1,342,399       1,419,719

NET ASSETS:
  Beginning of period                               27,536,012      26,116,293
  End of period                                   $ 28,878,411    $ 27,536,012


 See accompanying notes to financial statements.

                      TAX-FREE FUND FOR UTAH
                   NOTES TO FINANCIAL STATEMENTS
                         (unaudited)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Fund commenced operations on July 24, 1992.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

(1) Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees.
    Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

(2) Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts of securities purchased at other than par with less than 60 days to maturity.

(3) Federal income taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies.
    The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

NOTE B - MANAGEMENT ARRANGEMENTS AND FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:

    Management affairs of the Fund are conducted through two separate management arrangements.

    First Security Investment Management, Inc. (the "Adviser"), serves as Investment Adviser to the Fund. In this role, under an Investment Advisory Agreement, the Adviser supervises the Fund's investments and provides various services to the Fund for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% of the net assets of the Fund.

                      TAX-FREE FUND FOR UTAH
              NOTES TO FINANCIAL STATEMENTS (continued)
                          (unaudited)

    The Fund also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Fund's investments. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.27 of 1% of the net assets of the Fund.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Fund's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. No such reduction in fees was required during the six months ended December 31, 1995.

    For the six months ended December 31, 1995, the Fund incurred fees under the Advisory Agreement and Administration Agreement of $32,531 and $38,189, respectively, of which amounts the Adviser and Administrator waived $29,039 and $38,189, respectively. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $92,817.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. However, during the six months ended December 31, 1995, the Distributor received sales commissions in the amount of $951.

    The Fund adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. The Plan authorizes the Fund to make service fee payments at the annual rate of 0.20% of the average net assets of the Fund to broker-dealers or others selected by the Distributor, including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. For the six months ended December 31, 1995, service fees totaled $28,467, of which the Distributor received $805. Specific details about the Plan are more fully defined in the Fund's Prospectus and Statement of Additional Information.

                      TAX-FREE FUND FOR UTAH
             NOTES TO FINANCIAL STATEMENTS (continued)
                           (unaudited)

NOTE C - PURCHASES AND SALES OF SECURITIES:

    During the six months ended December 31, 1995, purchases of securities and proceeds from the sales of securities aggregated $1,347,992 and $1,645,717, respectively.

    At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,140,032 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $9,834, for a net unrealized appreciation of $1,130,198. At December 31, 1995, for Federal income tax purposes, the Fund had a net capital loss of $339,165 which will be carried forward to offset future realized capital gains through 2003. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

NOTE D - PORTFOLIO ORIENTATION:

    Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuer's ability to meet their obligations.

NOTE E - DISTRIBUTIONS:

    The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. Also, annual capital gains distributions, if any, are taxable.

NOTE F - CUSTODIAN FEES:

    The Fund has negotiated an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1995, the Fund's custodian fees amounted to $3,964, of which $1,423 was offset by such credits. The Fund could have invested its cash balances in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

                  TAX-FREE FUND FOR UTAH
                   FINANCIAL HIGHLIGHTS
                      (unaudited)

For a share outstanding throughout each period



                                  Six Months                          Period
                                  Ended                               Ended
                                  December     Year Ended June 30,    June 30,
                                  31, 1995       1995      1994       1993**
Net Asset Value,
  Beginning of Period                 $9.59     $9.32      $10.00      $9.60

Income from Investment
 Operations:
   Net investment income              0.28       0.55        0.55       0.50
   Net gain (loss) on
     securities (both
     realized and unrealized)         0.46       0.27      (0.65)       0.40

 Total from Investment
   Operations                         0.74       0.82      (0.10)       0.90

Less Distributions:
 Dividends from net
   investment income                (0.28)      (0.55)     (0.55)      (0.50)
  Distributions from
   capital gains                      _            _       (0.03)       _

 Total Distributions                (0.28)      (0.55)     (0.58)      (0.50)

Net Asset Value, End of
  Period                            $10.05       $9.59      $9.32      $10.00


Total Return (not reflecting
  sales load)                       7.63%#       9.09%     (1.09)%     9.67%#
Ratios/Supplemental Data
  Net Assets, End of Period
    (in thousands)                 $28,878     $27,536     $26,116    $12,938
  Ratio of Expenses to
    Average Net Assets              0.15%*       0.08%       0.03%       0%*
  Ratio of Net Investment
   Income to Average Net
   Assets                           5.51%*        5.85%      5.58%     5.64%*
  Portfolio Turnover Rate           4.83%#        22.92%     27.53%    36.52%#

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:

Net Investment Income               $0. 22        $0.43       $0.40     $0.27
Ratio of Expenses to Average
  Net Assets                        1.29%*        1.30%       1.60%    2.67%*
Ratio of Net Investment Income
  to Average Net Assets             4.37%*        4.63%       4.00%    2.97%*

**For the Period from July 24, 1992 (commencement of operations) to June 30,
1993.

#Not annualized

*Annualized

            REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

     The Annual Meeting of Shareholders of the Fund was held on September 29, 1995. At the meeting, the following matters were submitted to a shareholder vote* and approved:

(i) the election of Lacy B. Herrmann, Philip E. Albrecht, Gary C. Cornia, William L. Ensign, D. George Harris, Anne J. Mills, and R. Thayne Robson as Trustees to hold office until the next annual meeting of the Fund's shareholders or until his or her successor is duly elected (each Trustee received at least 1,985,821 affirmative votes (98.4%); no more than 31,583 votes (1.6%) were withheld for any Trustee),

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Fund's independent auditors for the fiscal year ending June 30, 1996 (votes for: 1,958,134 (97.0%); votes against: 5,512 (0.3%);
      abstentions: 53,758 (2.7%); broker non-votes: 0),

(iii) the approval of an amendment to the Fund's Declaration of Trust to authorize the creation of additional classes of shares (votes for:
      1,451,844 (62.4%); votes against: 134,235 (5.8%); abstentions: 135,495
      (5.8%); broker non-votes: 605,937 (26.0%)), and

(iv) the approval of an amendment to the Fund's Declaration of Trust to authorize voting by net asset value of shares (votes for: 1,507,555 (64.8%); votes against: 93,893 (4.0%); abstentions: 120,127 (5.2%);
      broker non-votes: 605,937 (26.0%)).
___________
    * On the record date for this meeting, 2,870,560 shares of the Fund were outstanding and entitled to vote. The holders of 2,017,404 shares (70.3%) entitled to vote were present in person or by proxy at the initial session of the meeting held on September 29, 1995 and the holders of 2,327,512 shares (81.1%) entitled to voted were present in person or by proxy at the adjourned session of the meeting held on November 10, 1995.

INVESTMENT ADVISER
FIRST SECURITY INVESTMENT
MANAGEMENT, INC.
61 South Main Street
Salt Lake City, Utah 84111

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Philip E. Albrecht
Gary C. Cornia
William L. Ensign
D. George Harris
Anne J. Mills
R. Thayne Robson

OFFICERS
Lacy B. Herrmann, President
Jerry G. McGrew, Vice President
Kimball L. Young, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.


            SEMI-ANNUAL REPORT

            DECEMBER 31, 1995

            AQUILA
            (picture of eagle)

            TAX-FREE FUND FOR UTAH

            A TAX-FREE INCOME INVESTMENT

            (logo)

            One of the
            AQUILA(SM) Group of Fund's